Distribution Date:	05/16/25	J.P. Morgan Chase Commercial Mortgage Securities Trust 2014-C20
Determination Date:	05/12/25
Next Distribution Date:	06/17/25
Record Date:	04/30/25	Commercial Mortgage Pass-Through Certificates
Series 2014-C20

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Trimont LLC
Exchangeable Certificate Detail	5
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Additional Information	6
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	KeyBank National Association
Bond / Collateral Reconciliation - Balances	8		Attention: Mike Jenkins	(913) 317-4875	KeyBank_Notices@KeyBank.com
Current Mortgage Loan and Property Stratification	9-13		11501 Outlook Street, Suite 300 | Overland Park, KS 66211 | United States
Mortgage Loan Detail (Part 1)	14	Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	15		Attention: JPMCC 2014-C20 Transaction Manager		notices@pentalphasurveillance.com
Principal Prepayment Detail	16		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Historical Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	18		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	19				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	20
		Trustee	Deutsche Bank Trust Company Americas
Specially Serviced Loan Detail - Part 2	21		Karlene Benvenuto		karlene.benvenuto@db.com
Modified Loan Detail	22		1761 East St. Andrew Place | Santa Ana, CA 92705 | United States
Historical Liquidated Loan Detail	23
Historical Bond / Collateral Loss Reconciliation Detail	24
Interest Shortfall Detail - Collateral Level	25
Supplemental Notes	26

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 26

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46642CBD1	1.268200%	33,437,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46642CBE9	2.871600%	106,744,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3A1	46642CBG4	3.471800%	73,542,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3A2	46642CAA8	3.471800%	73,542,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4A1	46642CBH2	3.538200%	55,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4A2	46642CAD2	3.538200%	55,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	46642CBJ8	3.804600%	161,532,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	46642CBK5	3.461400%	55,809,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	46642CBN9	4.043200%	37,315,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	25.75%
B	46642CBP4	4.399200%	69,143,000.00	4,013,833.17	4,013,833.17	14,714.71	0.00	0.00	4,028,547.88	0.00	0.00%	17.88%
C	46642CBQ2	4.405082%	35,121,000.00	35,121,000.00	20,717,811.85	168,650.30	0.00	0.00	20,886,462.15	14,403,188.15	87.26%	13.87%
D	46642CAK6	4.405082%	55,973,000.00	55,973,000.00	0.00	0.00	0.00	0.00	0.00	55,973,000.00	37.73%	7.50%
E	46642CAN0	3.500000%	12,072,000.00	12,072,000.00	0.00	0.00	0.00	0.00	0.00	12,072,000.00	27.05%	6.13%
F	46642CAR1	3.500000%	9,878,000.00	9,878,000.00	0.00	0.00	0.00	0.00	0.00	9,878,000.00	18.31%	5.00%
G	46642CAU4	3.500000%	9,878,000.00	9,878,000.00	0.00	0.00	0.00	0.00	0.00	9,878,000.00	9.57%	3.87%
NR	46642CAX8	3.500000%	34,022,421.00	15,714,791.67	0.00	0.00	0.00	4,904,497.73	0.00	10,810,293.94	0.00%	0.00%
R	46642CAZ3	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Z	46642CBB5	0.000000%	1.00	0.00	0.00	838,628.60	0.00	0.00	838,628.60	0.00	0.00%	0.00%
Regular SubTotal			878,008,423.00	142,650,624.84	24,731,645.02	1,021,993.61	0.00	4,904,497.73	25,753,638.63	113,014,482.09

X-A	46642CBL3	4.405082%	651,921,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	46642CBM1	0.005882%	69,143,000.00	4,013,833.17	0.00	19.67	0.00	0.00	19.67	0.00
X-C	46642CAG5	0.905082%	65,850,421.00	47,542,791.67	0.00	35,858.43	0.00	0.00	35,858.43	42,638,293.94
Notional SubTotal			786,914,421.00	51,556,624.84	0.00	35,878.10	0.00	0.00	35,878.10	42,638,293.94

Deal Distribution Total					24,731,645.02	1,057,871.71	0.00	4,904,497.73	25,789,516.73

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 26

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46642CBD1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46642CBE9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3A1	46642CBG4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3A2	46642CAA8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4A1	46642CBH2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4A2	46642CAD2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	46642CBJ8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	46642CBK5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	46642CBN9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	46642CBP4	58.05118624	58.05118624	0.21281561	0.00000000	0.00000000	0.00000000	0.00000000	58.26400185	0.00000000
C	46642CBQ2	1,000.00000000	589.89811936	4.80197887	(1.13107742)	0.00000000	0.00000000	0.00000000	594.70009823	410.10188064
D	46642CAK6	1,000.00000000	0.00000000	0.00000000	3.67090151	21.97520162	0.00000000	0.00000000	0.00000000	1,000.00000000
E	46642CAN0	1,000.00000000	0.00000000	0.00000000	2.91666667	66.43332256	0.00000000	0.00000000	0.00000000	1,000.00000000
F	46642CAR1	1,000.00000000	0.00000000	0.00000000	2.91666633	149.81961429	0.00000000	0.00000000	0.00000000	1,000.00000000
G	46642CAU4	1,000.00000000	0.00000000	0.00000000	2.91666633	151.66664912	0.00000000	0.00000000	0.00000000	1,000.00000000
NR	46642CAX8	461.89516231	0.00000000	0.00000000	1.34719425	134.35981584	0.00000000	144.15487158	0.00000000	317.74029073
R	46642CAZ3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
Z	46642CBB5	0.00000000	0.00000000	838,628,600.00000000	0.00000000	0.00000000	0.00000000	0.00000000	838,628,600.00000000	0.00000000

Notional Certificates
X-A	46642CBL3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-B	46642CBM1	58.05118624	0.00000000	0.00028448	0.00000000	0.00000000	0.00000000	0.00000000	0.00028448	0.00000000
X-C	46642CAG5	721.98159022	0.00000000	0.54454367	0.00000000	0.00000000	0.00000000	0.00000000	0.54454367	647.50222235

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 26

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3A1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3A2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4A1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4A2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	04/01/25 - 04/30/25	30	0.00	19.67	0.00	19.67	0.00	0.00	0.00	19.67	0.00
X-C	04/01/25 - 04/30/25	30	0.00	35,858.43	0.00	35,858.43	0.00	0.00	0.00	35,858.43	0.00
B	04/01/25 - 04/30/25	30	0.00	14,714.71	0.00	14,714.71	0.00	0.00	0.00	14,714.71	0.00
C	04/01/25 - 04/30/25	30	39,724.57	128,925.73	0.00	128,925.73	(39,724.57)	0.00	0.00	168,650.30	0.00
D	04/01/25 - 04/30/25	30	1,024,546.59	205,471.37	0.00	205,471.37	205,471.37	0.00	0.00	0.00	1,230,017.96
E	04/01/25 - 04/30/25	30	766,773.07	35,210.00	0.00	35,210.00	35,210.00	0.00	0.00	0.00	801,983.07
F	04/01/25 - 04/30/25	30	1,451,107.32	28,810.83	0.00	28,810.83	28,810.83	0.00	0.00	0.00	1,479,918.15
G	04/01/25 - 04/30/25	30	1,469,352.33	28,810.83	0.00	28,810.83	28,810.83	0.00	0.00	0.00	1,498,163.16
NR	04/01/25 - 04/30/25	30	4,525,411.41	45,834.81	0.00	45,834.81	45,834.81	0.00	0.00	0.00	4,571,246.22
Totals			9,276,915.29	523,656.38	0.00	523,656.38	304,413.27	0.00	0.00	219,243.11	9,581,328.56

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 26

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	46642CBN9	N/A	37,315,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	46642CBP4	4.399200%	69,143,000.00	4,013,833.17	4,013,833.17	14,714.71	0.00	0.00	4,028,547.88	0.00
B (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	46642CBQ2	4.405082%	35,121,000.00	35,121,000.00	20,717,811.85	168,650.30	0.00	0.00	20,886,462.15	14,403,188.15
C (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			141,579,000.03	39,134,833.17	24,731,645.02	183,365.01	0.00	0.00	24,915,010.03	14,403,188.15

Exchangeable Certificate Details
EC	46642CBR0	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 26

	Additional Information
Total Available Distribution Amount (1)	25,789,516.73
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 26

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	534,335.07	Master Servicing Fee	439.09
Interest Reductions due to Nonrecoverability Determination	(335,238.12)	Certificate Administrator Fee	535.05
Interest Adjustments	(11,937.42)	Trustee Fee	67.32
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	59.06
ARD Interest	838,628.60	Senior Trust Advisor Fee	248.04
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,025,788.13	Total Fees	1,348.56

Principal		Expenses/Reimbursements
Scheduled Principal	257,771.98	Reimbursement for Interest on Advances	4,439.58
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	29,366,433.35	Special Servicing Fees (Monthly)	18,630.39
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	11,937.42	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	4,847,995.61
		Workout Delayed Reimbursement Amounts	0.00
Total Principal Collected	29,636,142.75	Other Expenses	0.00
		Total Expenses/Reimbursements	4,871,065.58

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,057,871.71
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	24,731,645.02
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	25,789,516.73
Total Funds Collected	30,661,930.88	Total Funds Distributed	30,661,930.87

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 26

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	141,734,673.72	141,734,673.72	Beginning Certificate Balance	142,650,624.84
(-) Scheduled Principal Collections	257,771.98	257,771.98	(-) Principal Distributions	24,731,645.02
(-) Unscheduled Principal Collections	29,366,433.35	29,366,433.35	(-) Realized Losses	4,904,497.73
(-) Principal Adjustments (Cash)	11,937.42	11,937.42	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	4,847,995.61
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	56,502.12
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	112,098,530.97	112,098,530.97	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	144,842,262.71	144,842,262.71	Ending Certificate Balance	113,014,482.09
Ending Actual Collateral Balance	115,206,119.96	115,206,119.96

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	915,951.12
Beginning Cumulative Advances	6,227,241.27	915,951.12	UC / (OC) Change	0.00
Current Period Advances	4,847,995.61	0.00	Ending UC / (OC)	915,951.12
Ending Cumulative Advances	11,075,236.88	915,951.12	Net WAC Rate	4.41%
			UC / (OC) Interest	3,362.37
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 26

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	9,999,999 or less	1	5,553,415.15	4.95%	49	4.4150	1.852800	1.35 or less	3	106,545,115.82	95.05%	(27)	4.4948	0.424731
10,000,000 to 19,999,999		1	16,476,056.52	14.70%	(13)	4.6500	(0.334800)	1.36 to 1.45	0	0.00	0.00%	0	0.0000	0.000000
20,000,000 to 24,999,999		0	0.00	0.00%	0	0.0000	0.000000	1.46 to 1.55	0	0.00	0.00%	0	0.0000	0.000000
25,000,000 to 49,999,999		2	90,069,059.30	80.35%	(30)	4.4664	0.563669	1.56 to 1.65	0	0.00	0.00%	0	0.0000	0.000000
	50,000,000 or greater	0	0.00	0.00%	0	0.0000	0.000000	1.66 to 1.80	0	0.00	0.00%	0	0.0000	0.000000
	Totals	4	112,098,530.97	100.00%	(23)	4.4909	0.495478	1.81 to 2.00	1	5,553,415.15	4.95%	49	4.4150	1.852800
								2.01 to 2.25	0	0.00	0.00%	0	0.0000	0.000000
								2.26 or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	4	112,098,530.97	100.00%	(23)	4.4909	0.495478
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 26

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

California	1	16,476,056.52	14.70%	(13)	4.6500	(0.334800)
							Office	1	45,572,796.88	40.65%	(11)	4.6660	0.209800
Illinois	2	90,069,059.30	80.35%	(30)	4.4664	0.563669
							Retail	3	66,525,734.09	59.35%	(32)	4.3709	0.691179
Michigan	1	5,553,415.15	4.95%	49	4.4150	1.852800
							Totals	4	112,098,530.97	100.00%	(23)	4.4909	0.495478
Totals	4	112,098,530.97	100.00%	(23)	4.4909	0.495478

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 26

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.40000% or less	1	44,496,262.42	39.69%	(49)	4.2620	0.926100	12 months or less	2	51,126,212.03	45.61%	(4)	4.6387	0.388265
	4.40001% to 4.60000%	1	5,553,415.15	4.95%	49	4.4150	1.852800	13 to 24 months	1	16,476,056.52	14.70%	(13)	4.6500	(0.334800)
	4.60001% to 4.80000%	2	62,048,853.40	55.35%	(12)	4.6618	0.065190	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% to 5.00000%	0	0.00	0.00%	0	0.0000	0.000000	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00001% or greater	0	0.00	0.00%	0	0.0000	0.000000	49 months or greater	1	44,496,262.42	39.69%	(49)	4.2620	0.926100
	Totals	4	112,098,530.97	100.00%	(23)	4.4909	0.495478	Totals	4	112,098,530.97	100.00%	(23)	4.4909	0.495478
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 26

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	3	106,545,115.82	95.05%	(27)	4.4948	0.424731	300 months or less	3	106,545,115.82	95.05%	(27)	4.4948	0.424731
61 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	3	106,545,115.82	95.05%	(27)	4.4948	0.424731
	Totals	3	106,545,115.82	95.05%	(27)	4.4948	0.424731
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 26

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	12 Months or Less	2	22,029,471.67	19.65%	3	4.5908	0.216673	60 months or less	1	5,553,415.15	4.95%	49	4.4150	1.852800
	13 to 24 Months	1	45,572,796.88	40.65%	(11)	4.6660	0.209800	61 months to 120 months	0	0.00	0.00%	0	0.0000	0.000000
	25 Months or Greater	1	44,496,262.42	39.69%	(49)	4.2620	0.926100	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	4	112,098,530.97	100.00%	(23)	4.4909	0.495478	Totals	1	5,553,415.15	4.95%	49	4.4150	1.852800
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 26

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
4	302041004	RT	Lincolnwood	IL	Actual/360	4.262%	0.00	0.00	0.00	N/A	04/01/21	--	44,496,262.42	44,496,262.42	01/01/21
6	302041006	OF	Chicago	IL	Actual/360	4.666%	0.00	0.00	0.00	N/A	06/01/24	--	45,572,796.88	45,572,796.88	12/01/23
9	302041009	MU	New York	NY	Actual/360	4.650%	114,052.31	29,432,853.92	0.00	06/01/24	01/01/26	--	29,432,853.92	0.00	05/01/25
11	302041011	RT	Westminster	CA	Actual/360	4.650%	52,304.05	102,386.99	11,937.42	N/A	04/01/24	--	16,578,443.51	16,476,056.52	05/01/25
19	302041019	RT	Madison Heights	MI	Actual/360	4.415%	20,803.17	100,901.84	0.00	N/A	06/01/29	--	5,654,316.99	5,553,415.15	05/01/25
Totals							187,159.53	29,636,142.75	11,937.42				141,734,673.72	112,098,530.97
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 26

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
4	3,323,667.00	0.00	--	--	--	0.00	3,454,768.59	0.00	0.00	0.00	2,758,523.53
6	1,796,367.71	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	2,089,472.08
9	3,090,462.15	2,199,632.34	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
11	(1,138,682.30)	(1,517,530.65)	10/01/23	09/30/24	08/12/24	0.00	0.00	0.00	0.00	0.00	0.00
19	2,964,644.05	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	10,036,458.61	682,101.69				0.00	3,454,768.59	0.00	0.00	0.00	4,847,995.61

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 26

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
9	302041009	29,366,433.35	Payoff Prior to Maturity	0.00	0.00
Totals		29,366,433.35		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 16 of 26

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/16/25	0	0.00	0	0.00	0	0.00	0	0.00	1	44,496,262.42	0	0.00	0	0.00	1	29,366,433.35	4.490850%	4.234117%	(23)
04/17/25	0	0.00	0	0.00	0	0.00	0	0.00	1	44,496,262.42	0	0.00	1	85,082.68	0	0.00	4.523961%	4.318039%	(20)
03/17/25	0	0.00	0	0.00	0	0.00	0	0.00	1	44,496,262.42	0	0.00	1	156,916.65	0	0.00	4.524093%	4.318438%	(19)
02/18/25	0	0.00	0	0.00	0	0.00	0	0.00	1	44,496,262.42	0	0.00	1	64,921.44	0	0.00	4.524301%	4.319024%	(18)
01/17/25	0	0.00	0	0.00	0	0.00	0	0.00	1	44,496,262.42	0	0.00	1	7,000,000.00	0	0.00	4.524412%	4.319370%	(17)
12/17/24	0	0.00	0	0.00	0	0.00	0	0.00	1	44,496,262.42	0	0.00	1	46,061.46	0	0.00	4.530300%	4.322717%	(15)
11/18/24	0	0.00	0	0.00	0	0.00	0	0.00	1	44,496,262.42	0	0.00	1	76,532.88	1	11,523,505.46	4.530361%	4.322995%	(14)
10/18/24	0	0.00	0	0.00	0	0.00	0	0.00	1	44,496,262.42	0	0.00	1	41,895.60	0	0.00	4.550185%	4.336975%	(12)
09/17/24	0	0.00	0	0.00	0	0.00	0	0.00	1	44,496,262.42	0	0.00	1	130,097.62	0	0.00	4.550302%	4.337253%	(11)
08/16/24	0	0.00	0	0.00	0	0.00	0	0.00	1	44,496,262.42	0	0.00	1	90,754.30	0	0.00	4.550460%	4.337678%	(10)
07/17/24	0	0.00	0	0.00	0	0.00	0	0.00	1	44,496,262.42	0	0.00	0	0.00	0	0.00	4.550594%	4.355806%	(9)
06/17/24	0	0.00	0	0.00	0	0.00	0	0.00	1	44,496,262.42	0	0.00	0	0.00	0	0.00	4.550681%	4.356001%	(8)
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 17 of 26

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
4	302041004	01/01/21	51	5	0.00	0.00	0.00	46,839,166.11	05/01/20	7			08/19/21
6	302041006	12/01/23	16	5	0.00	0.00	0.00	46,337,482.18	02/02/24	13
Totals					0.00	0.00	0.00	93,176,648.29
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 26

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		106,545,116	16,476,057	45,572,797		44,496,262
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		5,553,415	5,553,415	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-25	112,098,531	22,029,472	0	0	45,572,797	44,496,262
Apr-25	141,734,674	51,665,614	0	0	45,572,797	44,496,262
Mar-25	142,069,571	35,334,112	0	16,666,400	45,572,797	44,496,262
Feb-25	142,494,820	35,665,288	0	0	62,333,270	44,496,262
Jan-25	142,806,646	35,889,883	0	0	62,420,500	44,496,262
Dec-24	150,024,667	36,048,940	0	0	69,479,465	44,496,262
Nov-24	150,295,425	60,226,366	0	0	45,572,797	44,496,262
Oct-24	162,134,165	60,518,706	0	0	57,119,196	44,496,262
Sep-24	162,503,758	36,694,866	0	0	81,312,630	44,496,262
Aug-24	162,944,532	36,980,370	0	0	81,467,900	44,496,262
Jul-24	163,344,377	48,841,612	0	0	70,006,503	44,496,262
Jun-24	163,667,609	49,024,287	0	0	70,147,060	44,496,262
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 19 of 26

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	302041004	44,496,262.42	46,839,166.11	15,000,000.00	04/21/23	2,901,674.00	0.92610	12/31/19	04/01/21	226
6	302041006	45,572,796.88	46,337,482.18	101,000,000.00	04/16/14	975,896.71	0.20980	12/31/23	06/01/24	228
11	302041011	16,476,056.52	16,476,056.52	104,000,000.00	04/27/24	(1,760,953.65)	(0.33480)	09/30/24	04/01/24	226
Totals		106,545,115.82	109,652,704.81	220,000,000.00		2,116,617.06

© 2021 Computershare. All rights reserved. Confidential.										Page 20 of 26

Specially Serviced Loan Detail - Part 2

Servicing
	Property			Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
4	302041004	RT	IL	05/01/20	7

Loan transferred from previous SS to Keybank on 11/11/2024. Loan is currently REO and being managed by a third party property management firm. SS is in process of determining how to position the asset.

6	302041006	OF	IL	02/02/24	13

The subject property is a 29-story multi-tenant office building built in 1973 and located in the Chicago CBD. KeyBank replaced Torchlight as Special Servicer on 6/4/2024. KeyBank has engaged with the Borrower and are working on a mutually agreeable reso lution. A receiver was placed at the property to take over operations in January of 2025.

11	302041011	RT	CA	02/27/24	4

5/2/2025 - The loan transferred to Special Servicing on 2/27/2024 for imminent maturity default. The loan matured on 4/1/2024. The Special Servicer finalized a forbearance agreement with the Borrower forbearing the loan to 1/1/2026 to provide the Borrower more time to pay the loan off in full. The Forbearance agreement included a 30% paydown of the UPB. Originally the property was under contract to be sold but as of February of 2025 both the Borrower and Buying party did not renew the PSA extension. The Borrower is still determining the most efficient and effective path to resolution but remains confident that they will fully satisfy the Borrower's obligations under the Loan prior to the expiration of the Forbearance

Period. The loan is in a lockbox and the Special Servicer is making P&I payments and paying down advances each month. The Borrower continues to cover any OPEX shortfalls. The Subject Property is a 771,844 square foot enclosed shopping complex located in Westminster, CA within the Los-Angeles MSA.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 21 of 26

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4	302041004	0.00	4.26200%	0.00	4.26200%	10	09/14/20	05/01/20	10/13/20
11	302041011	26,853,934.79	4.65000%	26,853,934.79 4.65000%		10	06/01/20	06/01/20	07/13/20
22	302041022	0.00	4.80770%	0.00	4.80770%	8	10/05/21	08/01/21	--
Totals		26,853,934.79		26,853,934.79
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 22 of 26

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
15	302041015 02/17/22	18,856,858.48	13,300,000.00	14,763,904.39	3,808,089.09	14,763,904.39	10,955,815.30	7,901,043.18	0.00	81,866.72	7,819,176.46	39.09%
22	302041022 11/18/24	11,546,399.52	13,100,000.00	12,724,787.15	1,178,387.63	12,724,787.15	11,546,399.52	0.00	0.00	0.00	0.00	0.00%
23	302041023 10/18/19	11,421,954.04	20,000,000.00	11,900,626.31	296,464.32	11,900,626.31	11,604,161.99	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		41,825,212.04	46,400,000.00	39,389,317.85	5,282,941.04	39,389,317.85	34,106,376.81	7,901,043.18	0.00	81,866.72	7,819,176.46

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 23 of 26

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	05/16/25	56,502.12	0.00	0.00	0.00	0.00	56,502.12	0.00	0.00	831,990.23
		11/18/24	775,488.11	0.00	0.00	0.00	0.00	775,488.11	0.00	0.00
15	302041015	11/17/23	0.00	0.00	7,819,176.46	0.00	0.00	215.00	0.00	0.00	7,819,176.46
		04/17/23	0.00	0.00	7,818,961.46	0.00	0.00	(82,081.72)	0.00	0.00
		02/17/22	0.00	0.00	7,901,043.18	0.00	0.00	7,901,043.18	0.00	0.00
22	302041022	11/18/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	775,488.11	775,488.11
23	302041023	10/18/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			56,502.12	0.00	0.00	0.00	0.00	56,502.12	0.00	0.00	56,502.12
Cumulative Totals			831,990.23	0.00	7,819,176.46	0.00	0.00	8,651,166.69	0.00	775,488.11	9,426,654.80

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	9,270.05	0.00	0.00	0.00	0.00	158,035.89	2,282.61	0.00	0.00	0.00
6	0.00	0.00	9,494.33	0.00	0.00	0.00	0.00	177,202.23	2,156.97	0.00	0.00	0.00
11	0.00	0.00	(133.99)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	18,630.39	0.00	0.00	0.00	0.00	335,238.12	4,439.58	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		358,308.09

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Supplemental Notes
None

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